Related Party Transactions - Disclosure of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries and other short-term benefits	$ 2,434	$ 1,997
Other long-term benefits	74	137
Share-based payment	1,742	956
Total	$ 4,250	$ 3,090